Other current financial and non-financial assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Current Financial And Non financial Assets [Line Items]
Factoring Expense	$ 0.6	$ 0.5
Assets held for sale		3.2
Land and buildings [member] | INDIA
Other Current Financial And Non financial Assets [Line Items]
Assets held for sale	3.2
Factoring of receivables [member]
Other Current Financial And Non financial Assets [Line Items]
Receivables sold and derecognized	32.9	29.8
Proceeds From Borrowings Classified As Financing Activities	29.6	27.9
Factoring Assets that entity continues to recognise	3.3	1.9
Factoring Assets that entity continues to recognise to extent of continuing involvement	$ 0.7	$ 0.7